Stockholders' Equity - Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options
Options outstanding, beginning balance (in shares)	386,751	1,790,000	1,790,000
Granted (in shares)	0	2,084,620	0
Forfeited (in shares)	(7,689)	(781,712)	0
Exercised (in shares)	0	0	0
Options outstanding, ending balance (in shares)	379,062	386,751	1,790,000	1,790,000
Vested and expected to vest (in shares)	379,062	3,092,909
Exercisable (in shares)	135,567	1,084,500
Weighted Average Exercise Price
Weighted average beginning balance (in dollars per share)	$ 4.39	$ 0.19	$ 0.19
Weighted average grants (in dollars per share)	0	0.77	3.32
Weighted average forfeitures (in dollars per share)	6.16	0.32
Exercised (in dollars per share)	0
Weighted average ending balance (in dollars per share)	4.35	4.39	$ 0.19	$ 0.19
Weighted average vested and expected to vest (in dollars per share)	4.35	0.55
Exercisable (in dollars per share)	$ 1.11	$ 0.14
Weighted Average Remaining Contractual Life (Years)
Weighted average remaining contractual term options, outstanding	7 years 8 months 1 day	7 years 11 months 8 days	6 years 1 month 2 days	7 years 1 month 2 days
Weighted average remaining contractual term, options, vested and expected to vest	7 years 8 months 1 day	7 years 11 months 8 days
Weighted average remaining contractual term, options, exercisable	5 years 1 month 13 days	5 years 4 months 13 days
Aggregate Intrinsic Value
Options, outstanding intrinsic value	$ 444,942	$ 463,495	$ 3,098,055	$ 6,176,855
Options, vested and expected to vest, outstanding, aggregate intrinsic value	444,942	463,494
Options, exercisable, intrinsic value	$ 444,942	$ 463,494